COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended					12 Months Ended		0 Months Ended		0 Months Ended		12 Months Ended							0 Months Ended			1 Months Ended	12 Months Ended			0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 PSVs [Member] USD ($)	Dec. 31, 2014 Handy Size Small Product Tanker [Member] USD ($)	Dec. 31, 2014 Jumbo Dry Barges [Member] Vessel	Dec. 31, 2014 Tanker [Member] Vessel	Nov. 27, 2013 Five Year River Barge [Member] Barge Boat convoy	Dec. 31, 2014 Five Year River Barge [Member] USD ($)	Nov. 12, 2012 Three year River Barge [Member]	Dec. 31, 2014 Three year River Barge [Member] USD ($)	Dec. 31, 2014 Charters In [Member] USD ($)	Dec. 31, 2013 Charters In [Member] USD ($)	Dec. 31, 2012 Charters In [Member] USD ($)	Dec. 31, 2014 Charters Out [Member] PSV Vessel	Dec. 31, 2014 Favorable arbitration award [Member] USD ($)	May 09, 2014 UP Offshore Apoio Maritimo Ltda [Member] USD ($)	May 09, 2014 UP Offshore Apoio Maritimo Ltda [Member] INR	Nov. 22, 2013 Paraguay [Member] USD ($)	Nov. 22, 2013 Paraguay [Member] PYG	Dec. 23, 2011 Paraguay [Member] USD ($)	Jun. 24, 2011 Paraguay [Member] PYG	Dec. 31, 2010 Paraguay [Member] USD ($)	Dec. 31, 2014 Paraguay [Member] USD ($)	Sep. 21, 2005 Paraguay [Member] USD ($)	Jun. 24, 2009 Argentina [Member] USD ($) T	Nov. 04, 2011 Argentina [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable																									$ 2,200,000
Expense recorded from settlement with taxing authority																							1,294,000
Income tax examination, tax payable																	340,000	768,096					600,000
Income tax examination, penalties																							700,000
Income tax examination, interest accrued																							1,300,000
Estimated import tax and fine																											900,000
Fines assessed per examination																			1,370	6,028,317,852		2,791,514,822
Loss contingency liability recorded																								600,000
Income tax examination, possible loss																					3,000,000
Weight of Steel Plates (in tons)																										473
Import value of steel plates																										400,000
Offsetting tax credits																											300,000
Indemnification to Sparrow under the investment agreement [Abstract]
Period for closing date for some indemnifications	16 months
Period in case of tax matter and other	6 years
Minimum indemnity obligations losses	10,000,000
Minimum indemnity obligations losses deductable	4,400,000
Maximum amount of indemnifiable losses	28,600,000
Contracts [Line Items]
Rent expense	1,019,000	675,000	849,000									3,988,000	4,315,000	1,802,000
Obligations under operating lease [Abstract]
2015	998,000											4,586,000
2016	706,000											4,355,000
2017	383,000											2,996,000
2018												2,876,000
2019												2,756,000
Thereafter												7,475,000
Total	2,087,000											25,044,000
Charters-in [Abstract]
Number of vessels						24	1								1
Term of contract						10 years	36 months	5 years		3 years					3 years
Charters-out [Abstract]
Number of push boats								4
Number of river barges								16
Number of convoys								4
Extension period															3 years
Number of PSVs															11
Operating Leases, Future Minimum Payments Receivable [Abstract]
2015				113,381,000	8,437,000				15,900,000		13,200,000
2016				106,994,000	7,720,000				15,900,000		13,200,000
2017				66,015,000					15,900,000		2,640,000
2018				12,491,000					15,900,000
Total				298,881,000	16,157,000
Favorable arbitration award [Abstract]
Amount of damages awarded with interest & costs																$ 1,919,000